Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011 Successor Registrant Common Class A	Dec. 31, 2010 Successor Registrant Common Class B	Dec. 31, 2011 Predecessor Registrant Common Class A	Dec. 31, 2010 Predecessor Registrant Common Class B
Common Stock, Par Value
Common Stock, Shares Authorized	50,000	129,950,000	10,312,499	36,562,500
Common Stock, Shares Issued	50,000	129,950,000	10,312,499	36,562,500
Common Stock, Shares Outstanding	50,000	129,950,000	10,312,499	36,562,500